Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options as part of our equity compensation programs. We do not have a formal policy or practice regarding the timing of the grant of options in relation to our disclosure of material nonpublic information. If stock options were to be granted in the future, we do not expect to grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant equity awards (none of which include an exercise price related to the market price of our common stock on the date of grant) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
During 2024, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant stock options as part of our equity compensation programs. We do not have a formal policy or practice regarding the timing of the grant of options in relation to our disclosure of material nonpublic information. If stock options were to be granted in the future, we do not expect to grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant equity awards (none of which include an exercise price related to the market price of our common stock on the date of grant) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
During 2024, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false